Intangible Assets Net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Acquisition cost, beginning balance	$ 312,099	$ 322,072
Additions	5,915	18,272
Disposals
Acquisition cost, ending period	310,965	312,099
Accumulated amortization, beginning balance	(28,245)	(21,601)
Depreciation expense	(7,049)	(6,644)
Eliminated disposals
Accumulated amortization, ending period	(35,294)	(28,245)
Brand names [Member]
Statement Line Items [Line Items]
Acquisition cost, beginning balance	253,000	253,000
Additions
Disposals
Acquisition cost, ending period	253,000	253,000
Customer relationships [Member]
Statement Line Items [Line Items]
Acquisition cost, beginning balance	64,000	64,000
Additions
Disposals
Acquisition cost, ending period	64,000	64,000
Accumulated amortization, beginning balance	(24,533)	(18,133)
Depreciation expense	(6,400)	(6,400)
Eliminated disposals
Accumulated amortization, ending period	(30,933)	(24,533)
Computer software [member]
Statement Line Items [Line Items]
Acquisition cost, beginning balance	17,135
Additions	4,516	17,135
Disposals
Acquisition cost, ending period	21,651	17,135
Accumulated amortization, beginning balance
Depreciation expense	(421)
Eliminated disposals
Accumulated amortization, ending period	(421)
Brands and logo righs [member]
Statement Line Items [Line Items]
Acquisition cost, beginning balance	6,209	5,072
Additions	1,399	1,137
Disposals
Acquisition cost, ending period	7,608	6,209
Accumulated amortization, beginning balance	(3,712)	(3,468)
Depreciation expense	(228)	(244)
Eliminated disposals
Accumulated amortization, ending period	$ (3,940)	$ (3,712)